FINANCIAL RISK MANAGEMENT - Sensitivity Analysis for Foreign Currency Risk (Details) - Foreign currency risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Australian dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
OCI attributable to shareholders, before taxes, 10% decrease	$ (60)	$ (86)	$ (44)
OCI attributable to shareholders, before taxes, 10% increase	60	86	44
Pre-tax income attributable to shareholders, 10% decrease	9	5	3
Pre-tax income attributable to shareholders, 10% increase	(9)	(5)	(3)
Canadian dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
OCI attributable to shareholders, before taxes, 10% decrease	(2)	(1)	(1)
OCI attributable to shareholders, before taxes, 10% increase	2	1	1
Pre-tax income attributable to shareholders, 10% decrease	(3)	1	1
Pre-tax income attributable to shareholders, 10% increase	3	(1)	(1)
Brazilian real
Disclosure of nature and extent of risks arising from financial instruments [line items]
OCI attributable to shareholders, before taxes, 10% decrease	(28)	(30)	(33)
OCI attributable to shareholders, before taxes, 10% increase	28	30	33
Pre-tax income attributable to shareholders, 10% decrease	0	0	0
Pre-tax income attributable to shareholders, 10% increase	0	0	0
British pounds
Disclosure of nature and extent of risks arising from financial instruments [line items]
OCI attributable to shareholders, before taxes, 10% decrease	19	(18)	(60)
OCI attributable to shareholders, before taxes, 10% increase	(19)	18	60
Pre-tax income attributable to shareholders, 10% decrease	(6)	(4)	(18)
Pre-tax income attributable to shareholders, 10% increase	6	4	18
Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
OCI attributable to shareholders, before taxes, 10% decrease	(19)	(9)	(14)
OCI attributable to shareholders, before taxes, 10% increase	19	9	14
Pre-tax income attributable to shareholders, 10% decrease	21	9	(24)
Pre-tax income attributable to shareholders, 10% increase	$ (21)	$ (9)	$ 24